FUTUREFUNDS SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                           BenefitsCorp Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255

--------------------------------------------------------------------------------
Overview

This Prospectus describes a group flexible premium deferred variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986 (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans");

o cash or deferred profit sharing plans described in Code Section 401(k)("401(k) Plans");

o tax sheltered annuities described in Code Section 403(b) ("403(b) Plans");
o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or (f) Plans");

o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and

o nonqualified deferred compensation plans ("NQDC Plans").

PARTICIPATION IN THE GROUP CONTRACTS

You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

ALLOCATING YOUR MONEY

You can allocate your Contributions among 47 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 47 corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

Maxim Templeton International Equity
Maxim INVESCO ADR
Janus Aspen Series Worldwide Growth - Institutional Shares
Maxim INVESCO Small-Cap Growth
Maxim Loomis Sayles Small-Cap Value
Maxim Index 600
Maxim Ariel Small-Cap Value
Maxim T. Rowe Price MidCap Growth
Alger American MidCap Growth - Class O
Maxim Ariel Mid-Cap Value
Fidelity VIP Growth
Maxim Founders Growth & Income1
Maxim Growth Index
Maxim Stock Index
Maxim T. Rowe Price Equity-Income
Maxim Value Index
Fidelity VIP Contrafund
Maxim INVESCO Balanced2
Stein Roe Balanced, Variable Series - Class A
Alger American Balanced - Class O2
Pioneer Equity Income VCT
Maxim Bond Index Maxim
Bond1 Maxim Loomis Sayles Bond
Maxim U.S. Government Securities
Maxim Money Market
Maxim Aggressive Profile I
Maxim Moderately Aggressive Profile I
Maxim Moderate Profile I
Maxim Moderately Conservative Profile I
Maxim Conservative Profile I
AIM Blue Chip1
American Century Equity -Income
American Century Income & Growth
Artisan International
INVESCO Dynamics2
Janus Twenty
Janus Worldwide
RS Emerging Growth
Franklin Small-Mid Cap Growth
Janus Fund
MFS Strategic Growth - Class A
AIM Small Cap Growth - Class A
PIMCO Total Return - Administrative Class
Oppenheimer Capital Appreciation -Class A
Legg Mason Value Trust - Financial Intermediary Class
Federated Capital Appreciation - Class A

1 Effective June 10, 2002, this Investment Division is no longer open to incoming transfers and will not accept new contributions.

2 Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 1, 2003


You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information.

PAYMENT OPTIONS

The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.

This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated May 1, 2003 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255 or, you can also obtain it, material incorporated by reference, and other information regarding us, by visiting the Securities and Exchange Commission's web site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                    Page



Definitions.........................................................4
Key Features........................................................5
Fee Tables..........................................................7
Condensed Financial Information.....................................9
Great-West Life & Annuity Insurance Company.........................9
FutureFunds Series Account..........................................9
Investments of the Series Account...................................9
The Group Contracts.................................................16
Accumulation Period.................................................17
         Application and Initial Contribution.......................17
         Free-Look Period...........................................17
         Subsequent Contributions...................................17
               Making Transfers.....................................18
               Loans................................................19
               Total and Partial Withdrawals........................19
               Cessation of Contributions...........................20
               Death Benefit........................................20
Charges and Deductions..............................................21
Periodic Payment Options............................................24
Annuity Payment Options.............................................25
Federal Tax Consequences............................................27
Performance Related Information.....................................32
Voting Rights.......................................................35
Distribution of the Group Contracts.................................36
State Regulation....................................................36
Restrictions Under the Texas Optional Retirement Program............36
Reports.............................................................36
Rights Reserved by Great-West.......................................36
         Adding and Discontinuing Investment Options................37
         Substitution of Investments................................37
Legal Matters.......................................................37
Available Information...............................................37
Appendix A, Condensed Financial Information.........................38
Appendix B, Calculation of Net Investment Factor ...................62


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

               The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interest in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options.

Group Contract: An agreement between GWL&A and the Group Policyholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group Policyholder: Depending on the type of plan and the employer's involvement, the Group Policyholder will be an employer, plan trustee, certain employer associations or employee associations.
Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a valuation date.

Valuation Period: The period between the ending of two successive Valuation
Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to be issued in connection with:

     o 401(a) Plans              o 403(b) Plans
     o 401(k) Plans              o 457(b) or (f) Plans
     o 415(m) Plans              o NQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.

Participation in the Group Contract

You must complete an application to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility.

Allocation of Contributions

You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer:

AIM Blue Chip Fund, AIM Small Cap Growth Fund, American Century Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, INVESCO Dynamics Fund, Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, PIMCO Total Return Fund and RS Emerging Growth Fund.

Free Look Period

The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account

When your application is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contracts.
These charges vary by Group Contract and may include:

       o An annual contract maintenance charge
       o A contingent deferred sales charge
       o A mortality and expense risk charge
       o A Premium Tax


For more information about the charges and deductions under the Group Contracts please see the discussion beginning at page 21, including the circumstances in which a contingent deferred sales charge "free amount" may apply. In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.


Total and Partial Withdrawals

You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers

You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract. Annuity Payment Options We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.

Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

     o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.

     o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                   FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)....None
Contingent Deferred Sales Charge (as a percentage of amount distributed)...6%1

Transfer Fee..............................................................None

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge.........................................$30

SEPARATE ACCOUNT ANNUAL EXPENSES (as a periodic deduction from your Participant Annuity Account Value of as a daily deduction from the assets of each Investment Division)

Maximum Periodic Mortality and Expense Risk Charge 2, 3 .................1.00%
Maximum Daily Mortality and Expense Risk Charge2.........................1.25%


The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

Total Annual Fund Operating Expenses                          Minimum  Maximum
                                                              -------  -------
(Expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses                       0.25%    1.68%

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


----------------------
1 For more information about the circumstances in which a contingent deferred sales charge "free amount" may apply, please see the discussion on page 22.


2 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. After the Annuity Commencement Date, however, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

3 After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate.

                                     EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant's transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

         1 year         3 years          5 years           10 years
         $75.84         $111.60          $153.39           $229.67


(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

         1 year         3 years          5 years           10 years
         $15.84         $51.60           $93.39            $229.67

The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On February 17, 2003, Great-West Lifeco announced a definitive agreement to acquire Canada Life Financial Corporation. Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products. Subject to required shareholder and regulatory approvals, the transaction is expected to close on or about July 10, 2003.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has 47 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Sixteen of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers may compensate us for providing administrative services in connection with the Eligible Funds. Such compensation is paid for from the investment adviser's assets.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index (the "Lehman Index"). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.1 The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock's weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1 The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $10 billion at the time of purchase and which are believed to be undervalued but demonstrate a strong potential for growth. In this connection, the portfolio may focus on issuers with market capitalizations between approximately $200 million and $10 billion at the time of purchase. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.

Maxim Templeton International Equity Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets.

Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. It may also invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities and up to 35% in below investment grade quality ("high yield/high risk" or "junk") bonds.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalizations are less than $2 billion at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth, focusing on issuers with market capitalizations under $2 billion at the time of purchase. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio normally invests at least 65% of its assets in a combination of common stocks and fixed income securities, including preferred stocks, convertible securities and bonds. Under normal circumstances, the portfolio invests a majority of its total assets in common stocks and approximately one-quarter of its assets in investment grade debt securities and 25% of its assets in debt securities that are investment grade at the time of purchase, which may include obligations of the U.S. government, government agencies and investment grade corporate bonds. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies. (approximately $8 million to $2.4 billion as of December 31, 2002). The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies. Large companies are generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Effective June 10, 2002, this Portfolio is no longer open to incoming transfers and will not accept new contributions.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index (approximately $132.5 million to $15.6 billion as of December 31, 2002), emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

Maxim Profile Portfolios

Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasizing fixed income investments.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

Fidelity Variable Insurance Products Funds

Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks. Fidelity Management & Research ("FMR") normally invests the fund's assets primarily in common stocks of companies that FMR believes to have above-average growth potential (stocks of these companies are often called `growth' stocks). Growth may be measured by factors such as earnings or revenue.

Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The portfolio invests its assets in securities of companies whose value its investment adviser believes is not fully recognized by the public.

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world.

Stein Roe Variable Investment Trust

Stein Roe Balanced Fund, Variable Series (Class A) seeks high total investment return. The adviser allocates the fund's assets among various classes of equity and debt securities, including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; real estate investment trusts (REITs); foreign stocks; investment grade bonds; and, non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class. The fund's lead portfolio manager will allocate the fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portfolio of the fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the fund's adviser. In selecting equity securities, the adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the fund will have one of the top four ratings assigned by Standard & Poor's Rating Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the adviser to be of comparable quality. When deemed appropriate by the adviser, however, the fund may invest up to 10% in non-investment grade debt securities (also known as "junk bonds"). The fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The fund may also invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.

The Alger American Fund

Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting of primarily income producing equity securities of U.S. corporations.

Following are the sixteen Eligible Funds which are publicly offered mutual funds.

AIM Funds

AIM Blue Chip Fund seeks long term growth of capital with a secondary objective of current income. Under normal market conditions, this fund seeks to meet these objectives by investing at least 80% of its total assets in securities of Blue Chip companies. Blue Chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries with leading market positions. Effective June 10, 2002, this Fund is no longer open to incoming transfers and will not accept new contributions.

AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by investment of at least 80% of its total assets in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization at the time of purchase no larger than the largest company in the Russell 2000 Index during the previous 12 months. The Fund may also invest up to 20% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

American Century Funds (Investor Class)

American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in common stocks of companies that the fund's managers believe have a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 65% of its assets in U.S. equity securities.

American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

Artisan Funds, Inc. (Investor Class) Artisan International Fund seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its net assets in stocks of foreign companies.

Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

INVESCO Stock Funds, Inc.

INVESCO Dynamics Fund seeks long-term capital growth. It normally invests at least 65% of its net assets in common stocks of mid-sized companies which are defined as companies that are included in the Russell MidCap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other facts that INVESCO believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently. While the Fund generally invests in mid-sized companies, it sometimes invests in securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of the Fund shares tend to fluctuate more than it would if the Fund invested in the securities of larger companies. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Janus Funds

Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country. Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies. The fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds ("junk bonds"). The fund manager applies a "bottom up" approach in choosing investments. In other words, the fund manager looks for companies with earnings growth potential one at a time.

Legg Mason Equity Funds

Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

MFS(R) Strategic Growth Fund

MFS Strategic Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term. The Fund currently focuses mainly on mid-cap and large-cap domestic companies, but buys foreign stocks as well.

PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.

RS Investment Trust

RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, it seeks to meet this objective by investing primarily in smaller, rapidly growing emerging companies. The fund generally invests in industry segments that the fund's managers believe are experiencing rapid growth and in companies with proprietary advantages. Franklin Strategic Series Funds Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. small capitalization (small cap) companies and in the equity securities of mid capitalization (mid cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy. For this fund, mid cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

Eligible Fund Investment Advisers

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

The Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

The  SteinRoe  Variable   Investment  Trust  is advised  by Stein Roe &  Farnham
Incorporated, One South Wacker Drive, Chicago, Illinois 60606. Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, New York 10022, is the investment sub-adviser to Stein Roe Balanced Fund, Variable Series (Class A).


AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

The American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.

Artisan Funds, Inc. is advised by Artisan Partners Limited Partnership, 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202-3197.

INVESCO Stock Funds, Inc. is advised by INVESCO Funds Group, Inc., 4350 Monaco Street, Denver, Colorado 80237.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management, LLC, 100 Fillmore Street, Denver, Colorado 80206.

RS Emerging Growth Fund is advised by RS Investment Management, L.P., 388 Market Street, Suite 200, San Francisco, California 94111.

The Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

The MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

PIMCO Funds: Pacific Investment Management Series are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

The Federated Equity Funds are advised by Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018.

Legg Mason Equity Funds are advised by Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202.

Maxim Series Fund Sub-Advisers

Maxim Series Fund currently operates under a manager-of-managers structure under an order issued from the SEC, which permits MCM, without shareholder approval, to hire sub-advisors to manage the investment and reinvestment of the assets of a number of Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, Inc. serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

Founders Asset Management, LLC serves as the sub-adviser of the Maxim Founders Growth & Income Portfolio. Founders is located at 2930 East Third Avenue, Denver, CO 80206.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Funds Group, Inc. serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Funds Group, Inc. is located at 4350 S. Monaco Street, Denver, Colorado 80237.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Templeton Investment Counsel, LLC serves as the sub-adviser of the Maxim Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the
Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - BenefitsCorp Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:
                o 401(a) Plans;
                o 401(k) Plans;
                o 403(b) Plans;
                o 457 (b) or (f) Plans
                o 415(m) Plans; and
                o NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Participant Annuity Account

When we approve your application we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

ACCUMULATION  PERIOD

Application and Initial Contribution

 o For 403(b) Plans (other than employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application within two business days of receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

 o For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Under certain Group Contracts issued in connection with a 403(b) Plan, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. On the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R) or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:

o        the amounts being transferred,
o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
o the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted.

 Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

 o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

 o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

 o Your entire Variable Account Value must be included.

 o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

 o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

 o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your Plan.

 o Consult your employer or Group Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

 o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

 o When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

 o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Policyholder may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Policyholder must, by Request, elect one of the following Cessation Options:

o   Cessation Option (1):

    GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

o   Cessation Option (2):

    GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments.

o   Cessation Option (3):

    In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

         o If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

         o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

o under any of the Annuity Payment Options,

o as a lump-sum payment, or

o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

         o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

         o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

         o if there is no surviving primary beneficiary, the Participant
           Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

         o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the The applicable case may be, or your BCE representative to percentage shall be determine the actual charges and deductions which are applicable to your Group Contract.

Contract Maintenance Charge

o We may deduct a Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

o If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

o  The deduction will be pro-rated between your Variable and Guaranteed
   Accounts.

o  No refund of this charge will be made.

o The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

o This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.

Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

       o the amount of the total or partial withdrawal
       o the  amount  Transferred  to Other Companies; or
       o the  amount  of  Certain  Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge

The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of participation in this Group Contract

---------------------------
0-4 years                   5%
---------------------------
5-9 years                   4%
---------------------------
10-14 years                 3%
15 or more years            0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance          The applicable percentage
of the Group Contract                      shall be
---------------------         --------------------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years                   0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:


Number of Years of Participation     Applicable Percentage
in Both the Exchanged Annuity
Contract and this Group Contract
------------------------------------------------------------
Less than 5 Years                             6%
More than 5Years but less than                5%
10 Years
More than 10 Years                            4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC "Free Amount."

o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

     If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

o        size of the prospective group,
o        projected annual Contributions for all Participants in the group,
o        frequency of projected withdrawals,
o        type and frequency of administrative and sales services provided,
o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
o        type and level of communication services provided, and
o        number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

     1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
     2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o size of the prospective group,
     o projected annual Contributions for all Participants in the group,
     o frequency of projected distributions,
     o type and frequency of administrative and sales services provided, and
     o level of contract maintenance charge, administrative charge and CDSC.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
o All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

o        The payment frequency of either 12-, 6-, 3- or 1-month intervals
o        A payment amount--a minimum of $50 is required
o        The calendar day of the month on which payments will be made
o        One payment option
o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
        o prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
        o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
         o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
         o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:

o the amount elected to be paid under the option selected has been reduced to zero.
o       the Participant Annuity Account Value is zero.
o You Request thatwithdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
o       You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

     o April 1 of the calendar year following the later of either
     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

     o no changes can be made in the annuity form,
     o no additional Contributions will be accepted under the Group Contract and
     o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 457(b), 457(f), 415(m) or NQDC Plans.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $40,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2003, the total amount of elective deferrals that can be contributed to all such plans is $12,000. This amount increases by $1,000 each year through 2006 so that beginning in 2006 and thereafter, the applicable dollar limit is $15,000. Beginning in 2007, the $15,000 limit will be adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of section 414(v) of the Code.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed

        o  the contribution limit in Section 415 of the Code; and
        o  the elective deferral limit in Section 402(g) of the  Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2003, the total amount of elective deferrals that can be contributed to all such plans is $12,000. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

        o  dies,
        o  becomes disabled,
        o  severs employment; or
        o suffers a genuine financial hardship meeting the requirements of the Code. Earnings attributable to post-1988 salary reduction contributions in the case of hardship may not be distributed. Other restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includable compensation. For 2003, the maximum amount that may be contributed is $12,000. Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.

For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain an ineligible deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are no longer subject to substantial limitations or restrictions.

There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to substantial limitations or restrictions.

There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

For 403(b) Plans only, Revenue Ruling 90-24 allows Participants to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o  the calendar year in which the Participant attains age 70 1/2; or
     o  the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable Table as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor calculation.

If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions that were made pursuant to a salary reduction agreement have not been previously taxed to the Participant, they are not treated as a Participant's cost basis. The Participant will have a cost basis only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Partial distributions received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax may not apply to distributions:

     (1) made to a beneficiary on or after the death of the Participant;

     (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
     (3) made as a part of a series of substantially equal periodic payments
         (at least annually) for the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
     (4) made to a Participant on account of separation from service after attaining age 55;
     (5) properly made to an alternate payee under a qualified domestic relations order;
     (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
     (7) timely made to correct an excess aggregate contribution;
     (8) timely made to reduce an excess elective deferral; or
     (9) made subject to an Internal Revenue Service levy imposed on the plan.

Exception 3 above applies to 401(a) and 401(k) plans only if distributions begin after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

o        the Participant reaching age 591/2or,
o        within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Penalty Tax for Failing to Distribute the Required Minimum Distribution Amount

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Code and the regulations thereunder. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries except certain trusts where the beneficiaries of the trust will be treated as having been designated as beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

o     over the life of that individual, or
o over a period not extending beyond the life expectancy of that individual so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

o     the date the employee would have attained age 70 1/2.
o If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

    o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

    o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any CDSC or any Premium Tax that may be applicable to the Group Contract. To the extent that any CDSC or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

    Investment Division         Yield        Effective
                                               Yield

    Maxim Money Market          -0.23%        -0.28%

Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.

The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 2002. The standardized data reflect the deduction of the Level 1 CDSC and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:

o shown without the effect of any CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Investment Division;

o shown with the effect of the Level 1 CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and

o shown without the effect of any CDSC imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.

Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS

The following table illustrates Average Annual Total Return assuming a Level 1 CDSC, a $30 Contract Maintenance Charge and a 1.25% Mortality and Expense Charge


                  INVESTMENT                    Before  After    Before   After    Before      After      Before         After
                   DIVISION                      CDSC    CDSC     CDSC    CDSC      CDSC        CDSC       CDSC           CDSC
                                                1 Year  1 Year   5 Years   5     10 Years or, 10 Years    10 Years       10 Years
                                                                          Years    if Less,       or,       or,            or,
                                                                                  Life of      if Less,   if Less,       if Less,
                                                                                  Investment    Life of   Life of        Life of
                                                                                   Division   Investment Underlying     Underlying
                                                                                                Division FundPortfolio FundPortfolio

     Maxim Templeton International Equity      -19.04%  -25.06%   -2.86%   -4.27%    1.66%        1.64%       1.76%        1.74%
     Maxim INVESCO ADR                         -14.24%  -20.26%   -3.65    -5.11%    2.87%        2.85%       2.64%        2.62%
     Janus Aspen Series Worldwide Growth       -26.43%  -32.44%    N/A      N/A     -5.14%       -7.13%       9.01%        8.99%
     Maxim INVESCO Small-Cap Growth            -31.83%  -37.83%   -1.42%   -2.74%    7.46%        7.44%       7.38%        7.36%
     Maxim Loomis-Sayles Small-Cap Value       -15.57%  -21.58%    2.02%    0.87%    2.37%        1.31%      10.02%        9.99%
     Maxim Index 600                           -16.29%  -22.30%    0.44%   -0.79%    5.57%        5.55%       5.65%        5.62%
     Maxim Ariel Small-Cap Value                -7.44%  -13.46%    5.64%    4.64%   10.26%       10.23%       9.01%        8.99%
     Maxim T. Rowe Price MidCap Growth         -22.97%  -28.97%    3.45%    2.36%    4.27%        3.29%       4.95%        4.04%
     Alger American MidCap Growth              -30.42%  -36.44%    N/A      N/A     -4.16%       -6.12%      11.14%       11.12%
     Maxim Ariel Mid-Cap Value                 -11.88%  -17.90%    9.54%    8.67%   11.33%       11.31%      10.71%       10.68%
     Fidelity VIP Growth                       -30.98%  -36.99%   -1.60%   -2.93%    6.45%        6.43%       7.00%        6.98%
     Maxim Founders Growth & Income            -26.40%  -32.35%   -8.83%  -10.66%   -7.35%       -9.00%      -7.64%       -9.28%
     Maxim Growth Index                        -25.03%  -31.04%   -3.47%   -4.92%   -2.22%       -3.52%       6.34%        6.32%
     Maxim Stock Index                         -22.92%  -28.93%   -1.97%   -3.33%    7.41%        7.39%       7.41%        7.39%
     Maxim T. Rowe Price Equity-Income         -14.16%  -20.16%    1.09%    0.11%    9.21%        9.19%       9.21%        9.19%
     Pioneer Equity Income VCT                 -17.09%  -23.11%    N/A      N/A     -5.04%       -7.14%       8.23%        8.21%
     Maxim Value Index                         -22.44%  -28.45%   -2.78%   -4.18%   -0.83%       -2.05%       6.71         6.69%
     Fidelity VIP Contrafund                   -10.48%  -16.50%    N/A      N/A      1.13%       -0.31%      10.87%       10.85%
     Maxim INVESCO Balanced                    -18.04%  -24.06%   -1.45%   -2.77%    2.62%        2.60%       2.58%        2.56%
     Stein Roe Balanced, Variable Series       -12.84%  -18.84%    N/A      N/A     -2.23%       -4.05%       4.74%        4.31%
     Alger American Balanced                   -13.43%  -19.40%    N/A      N/A     -2.26%       -4.22%       8.19%        8.17%
     Maxim Bond Index                           8.33%     2.31%    N/A      N/A      7.43%        5.86%       5.31%        5.29%
     Maxim Bond                                 7.72%     1.70%    4.65%    3.61%    4.86%        4.84%       4.86%        4.84%
     Maxim Loomis-Sayles Bond                   9.70%     3.68%    3.96%    2.89%    8.07%        8.05%       7.91%        7.89%
     Maxim U.S. Government Securities           8.45%     2.43%    5.61%    4.60%    5.51%        5.49%       5.52%        5.49%
     Maxim Aggressive Profile I                -18.65%  -24.66%   -1.01%   -2.31%   -0.42        -1.61%      -0.42%       -1.61%
     Maxim Moderately Aggressive Profile I     -13.16%  -19.14%    0.70%   -0.52%    1.25%        0.14%       1.25%        0.14%
     Maxim Moderate Profile I                   -9.68%  -15.67%    1.34%    0.16%    1.67%        0.57%       1.67%        0.57%
     Maxim Moderately Conservative Profile I    -6.49%  -12.51%    0.96%   -0.24%    1.25%        0.14%       1.25%        0.14%
     Maxim Conservative Profile I               -1.92%   -7.94%    2.89%    1.78%    3.31%        2.29%       3.31%        2.29%
     AIM Blue Chip                             -27.34%  -33.35%    N/A      N/A    -23.34%      -27.03%       5.79%        5.76%
     American Century Equity -Income            -6.18%  -12.20%    N/A      N/A      7.97%        5.86%      12.50%       12.48%
     American Century Income & Growth          -21.08%   27.09%    N/A      N/A     -17.30      -20.87%       8.31%        8.09%
     Artisan International                     -19.89%  -25.89%    N/A      N/A    -18.55%      -21.89%       9.16%        9.14%
     INVESCO Dynamics                          -33.93%  -39.93%    N/A      N/A    -28.88%      -33.07%       5.96%        5.94%
     Janus Twenty                              -25.10%  -30.98%    N/A      N/A    -29.27%       33.50%       7.17%        7.15%
     Janus Worldwide                           -26.94%  -32.95%    N/A      N/A    -25.06%      -28.90%       7.90%        7.87%
     RS Emerging Growth                        -41.04%  -49.94%    N/A      N/A    -31.37%      -35.83%       7.64%        7.61%
     Franklin Small-MidCap Growth              -30.00%  -34.77%    N/A      N/A    -31.70%      -36.21%       9.32%        9.10%
     Janus Fund                                -28.03%  -33.76%    N/A      N/A    -32.19%       36.74%       5.52%        5.31%
     MFS Strategic Growth                        N/A        N/A    N/A      N/A    -20.33%      -26.34%       9.71%        9.69%
     AIM Small Cap Growth                        N/A        N/A    N/A      N/A    -24.83%      -30.85%       8.53%        8.51%
     PIMCO Total Return                          N/A        N/A    N/A      N/A      6.12%        0.10%       7.85%        7.83%
     Oppenheimer Capital Appreciation            N/A        N/A    N/A      N/A    -19.92%      -25.94%       8.44%        8.42%
     Legg Mason Value Trust                      N/A        N/A    N/A      N/A    -14.61%      -20.63%     -15.01%      -18.97%
     Federated Capital Appreciation              N/A        N/A    N/A      N/A    -17.88%      -23.89%      10.12%       10.10%

The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

              INVESTMENT DIVISION                     Eligible Fund Inception Date                Investment Division

                                                                                              Inception In Series Account

Maxim Money Market                                       February 25, 1982                        October 5, 1984
Maxim Bond                                               February 25, 1982                        October 5, 1984
Maxim Stock Index                                        February 25, 1982                        October 5, 1984
Maxim U.S. Government Securities                         April 8, 1985                            April 4, 1985
Maxim Index 600                                          December 1, 1993                         March 15, 1994
Maxim Ariel Mid-Cap Value                                January 3, 1994                          April 13, 1994
Maxim Templeton International Equity                     December 1, 1993                         April 13, 1994
Maxim Loomis-Sayles Bond                                 November 1, 1994                         February 2, 1995
Maxim Ariel Small-Cap Value                              December 1, 1993                         November 4, 1994
Maxim INVESCO ADR                                        November 1, 1994                         January 5, 1995
Maxim INVESCO Small-Cap Growth                           November 1, 1994                         January 9, 1995
Maxim INVESCO Balanced                                   October 1, 1996                          October 31, 1996
Maxim T. Rowe Price Equity/Income                        November 1, 1994                         November 1, 1994
Maxim Value Index                                        December 1, 1993                         September 11, 1997
Maxim Growth Index                                       December 1, 1993                         September 11, 1997
Maxim Loomis-Sayles Small-Cap Value                      November 1, 1994                         September 11, 1997
Maxim Founders Growth & Income                           July 1, 1997                             September 11, 1997
Maxim T. Rowe Price MidCap Growth                        July 1, 1997                             September 11, 1997
Maxim Aggressive Profile I                               September 9, 1997                        September 11, 1997
Maxim Moderately Aggressive Profile I                    September 9, 1997                        September 11, 1997
Maxim Moderate Profile I                                 September 9, 1997                        September 11, 1997
Maxim Moderately Conservative Profile I                  September 9, 1997                        September 11, 1997
Maxim Conservative Profile I                             September 9, 1997                        September 11, 1997
Fidelity VIP Growth                                      October 9, 1986                          April 21, 1994
Fidelity VIP Contrafund                                  January 3, 1995                          November 12, 1998
Janus Aspen Series, Worldwide Growth                     September 13, 1993                       June 2, 1998
Stein Roe Balanced, Variable Series                      January 1, 1989                          June 2, 1998
Pioneer Equity Income VCT                                March 1, 1995                            September 13, 1999
Alger American Balanced                                  September 5, 1989                        September 13, 1999
Alger American MidCap Growth                             May 3, 1993                              September 13, 1999
Maxim Bond Index                                         December 1, 1992                         September 13, 1999
AIM Blue Chip                                            February 4, 1987                         June 15, 2000
American Century Equity -Income                          August 1, 1994                           June 15, 2000
American Century Income & Growth                         December 17, 1990                        November 1, 2000
Artisan International                                    December 28, 1995                        June 15, 2000
INVESCO Dynamics                                         September 1, 1967                        June 15, 2000
Janus Twenty                                             April 30, 1985                           June 15, 2000
Janus Worldwide                                          May 15, 1991                             June 15, 2000
RS Emerging Growth                                       November 30, 1987                        June 15, 2000
Franklin Small-MidCap Growth                             February 14, 1992                        November 1, 2000
Janus Fund                                               February 5, 1970                         November 1, 2000
MFS Strategic Growth                                     January 2, 1996                          May 15, 2002
AIM Small Cap Growth                                     October 18, 1995                         May 15, 2002
PIMCO Total Return                                       September 8, 1994                        May 15, 2002
Oppenheimer Capital Appreciation                         January 22, 1981                         May 15, 2002
Legg Mason Value Trust                                   December 1, 1994                         May 15, 2002
Federated Capital Appreciation                           January 1, 1977                          May 15, 2002

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

BCE is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

         o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

         o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

         o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.
         o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.
         o To change the time or time of day at which a Valuation Date is deemed to have ended.
         o  To make any other necessary technical changes in the Group
            Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.
         o  To reject any application for any reason.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Group Contract and the Series Account.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1.       Custodian and Independent Auditors
         2.       Underwriter
         3.       Calculation of Performance Data
         4.       Financial Statements

                  Appendix A - Condensed Financial Information
      Selected Data for Accumulation Units Outstanding Through Each Period
                       for the Periods Ended December 31,


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
INVESTMENT DIVISION       (1.25)               2002         2001          2000          1999          1998         1997
------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM MONEY MARKET
Value at beginning of period                   21.12        20.61        19.68         19.01         $18.30       $17.60
Value at end of period                         21.15        21.12        20.61         19.68         $19.01       $18.30
Number of accumulation units outstanding     2,925,023    3,123,077   2,985,215.34  3,701.304.91  3,758,054.92  3,877,164.14
at end of period


------------- ------------- ------------ -------------
    1996          1995         1994          1993
------------- ------------- ------------ -------------


   $16.96        $16.25       $15.84        $15.60
   $17.60        $16.96       $16.25        $15.84
3,129,281.92  2,880,571.67  2,277,816.08  684,668.93



------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM BOND
Value at beginning of period                   33.05        31.25        29.42         29.87         $28.36       $26.82
Value at end of period                         35.60        33.05        31.25         29.42         $29.87       $28.36
Number of accumulation units outstanding      747,796      865,970     889,880.80   1,202.989.21  1,478,126.62  1,688,345.67
at end of period


------------- ------------- ------------ -------------
   1996          1995         1994          1993

------------- ------------- ------------ -------------


   $26.05        $22.89       $23.74        $22.14
   $26.82        $26.05       $22.89        $23.74
1,890,635.84  2,010,468.99  2,102,049.13 2,301,785.20

------------- ------------- ------------ -------------

------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM STOCK INDEX
Value at beginning of period                   67.46        77.33        85.06         71.93         $57.44       $44.00
Value at end of period                         52.09        67.46        77.33         85.06         $71.93       $57.44
Number of accumulation units outstanding     4,641,310    5,331.785   5,911,559.63  6,767,826.02  7,484,324.11  8,215,445.99
at end of period


------------- ------------- ------------ -------------
   1996          1995         1994          1993

------------- ------------- ------------ -------------

   $36.57        $27.30       $27.61        $25.44
   $44.00        $36.57       $27.30        $27.61
7,884,581.79  7,636,165.40  7,589,448.89 9,325,064.15

------------- ------------- ------------ -------------


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                   16.37        15.48        14.18         14.31         $13.51       $12.61
Value at end of period                         17.75        16.37        15.48         14.18         $14.31       $13.51
Number of accumulation units outstanding     2,293,017    2,055,297   2,041,895.23  2,599,233.40  3,217,525.64  3,225,407.45
at end of period


 ------------- ------------- ------------ -------------
   1996          1995         1994          1993

------------- ------------- ------------ -------------

   $12.29        $10.71       $11.21        $10.38
   $12.61        $12.29       $10.71        $11.21
3,234,023.68  3,165,425.83  2,756,894.60 1,892,295.35


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------ -
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                   28.61        24.52        20.92         21.12         $15.99       $14.34
Value at end of period                         25.21        28.61        24.52         20.92         $21.12       $15.99
Number of accumulation units outstanding     1,499,517    1,563,715   1,544,026.15  2,033,465.79  2,277,248.95  2,495,810.84
at end of period


 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- -----------


   $13.70        $10.96       $10.00
   $14.34        $13.70       $10.96
2,440,068.07  1,715,174.42  788,758.55


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------ -
MAXIM INDEX 600
Value at beginning of period                   19.64        18.80        17.27         15.63         $16.08       $13.46
Value at end of period                         16.44        19.64        18.80         17.27         $15.63       $16.08
Number of accumulation units outstanding      457,599      481,282     489,660.16    524,935.92    654,733.49   711,865.97
at end of period

 ------------- ------------- ------------
   1996          1995         1994

------------ ------------- ------------


  $11.82        $9.48        $10.00
  $13.46        $11.82        $9.48
477,902.35    296,281.36   152,895.00


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                   14.34        16.22        16.16         12.59         $13.43       $13.33
Value at end of period                         11.61        14.34        16.22         16.16         $12.59       $13.43
Number of accumulation units outstanding     1,610,792    1,782,075   1,916,973.55  2,107,351.45  2,333,665.81  2,831,592.94
at end of period

 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- ------------


   $11.29        $10.49       $10.00
   $13.33        $11.29       $10.49
2,249,181.67  1,645,237.34  1,075,821.94


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------ -
FIDELITY VIP GROWTH
Value at beginning of period                   23.75        29.22        33.23         24.48         $17.77       $14.57
Value at end of period                         16.40        23.75        29.22         33.23         $24.48       $17.77
Number of accumulation units outstanding     3,686,022    3,927,000   4,063,604.45  3,970,113.12  3,681,235.62  3,352,899.82
at end of period


 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- -----------


   $12.86        $9.62        $10.00
   $14.57        $12.86        $9.62
2,500,808.02  1,502,634.51  559,313.44


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                   23.94        23.85        21.39         20.94         $19.47       $15.30
Value at end of period                         20.55        23.94        23.85         21.39         $20.94       $19.47
Number of accumulation units outstanding     2,520,189    2,640,136   2,612,275.66  3,377,050.02  3,756,224.78  3,595,375.07
at end of period

 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- ------------

   $12.98        $9.85        $10.00
   $15.30        $12.98        $9.85
1,702,863.67   550,610.66    16,574.29


------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                   24.21        21.19        16.94         18.21         $17.03       $13.48
Value at end of period                         22.41        24.21        21.19         16.94         $18.21       $17.03
Number of accumulation units outstanding      306,805      239,752     169,805.26    141,840.01    162,035.10   113,566.69
at end of period
------------------------------------------- ------------ ------------ ------------- ------------- ------------- ------------

 ------------- ------------- ------------
   1996          1995         1994

------------- ------------- ------------


   $11.58        $10.15       $10.00
   $13.48        $11.58       $10.15
 39,184.70     30,919.44        .01

------------- ------------- ------------





----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
INVESTMENT DIVISION       (1.25)                   2002         2001          2000         1999          1998         1997
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                       16.70        16.49        15.96         15.41        $15.09       $13.55
Value at end of period                             18.32        16.70        16.49         15.96        $15.41       $15.09
Number of accumulation units outstanding at       758,868      771,166     829,133.50   1,005,368.97 1,134,813.38  986,392.61
end of period

------------ ------------
   1996          1995
------------ ------------

  $12.44        $10.00
  $13.55        $12.44
478,757.71    220,637.10

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO ADR
Value at beginning of period                       14.42        17.49        19.72         16.28        $14.90       $13.46
Value at end of period                             12.37        14.42        17.49         19.72        $16.28       $14.90
Number of accumulation units outstanding at       276,630      314,602     345,072.00   343,437.29    347,745.34   314,943.72
end of period


------------ ------------
   1996          1995
------------ -------------


  $11.25        $10.00
  $13.46        $11.25
126,363.18    23,104.73


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------ -
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                       26.23        34.44        39.83         22.31        $19.21       $16.38
Value at end of period                             17.88        26.23        34.44         39.83        $22.31       $19.21
Number of accumulation units outstanding at      1,234,858    1,313,120   1,403,141.94  1,279,850.46 1,277,401.42  1,340,084.31
end of period

------------ ------------
   1996          1995
------------ ------------

  $13.09        $10.00
  $16.38        $13.09
776,719.68    210,982.04


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM INVESCO BALANCED
Value at beginning of period                       14.31        16.47        17.01         14.76        $12.62       $10.13
Value at end of period                             11.73        14.31        16.47         17.01        $14.76       $12.62
Number of accumulation units outstanding at      4,591,081    5,371,616   5,796,613.43  5,105,248.56 5,029,978.19  4,925,017.36
end of period

------------
   1996

------------

  $10.00
  $10.13
 22,568.19


----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM VALUE INDEX
Value at beginning of period                       12.12        14.00        13.46         12.23        $10.82       $10.00
Value at end of period                             9.40         12.12        14.00         13.46        $12.23       $10.82
Number of accumulation units outstanding at       402,937      463,474     424,615.85   424,659.62    362,062.57    55,506.37
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM GROWTH INDEX
Value at beginning of period                       11.67        13.60        17.74         14.16        $10.44       $10.00
Value at end of period                             8.75         11.67        13.60         17.74        $14.16       $10.44
Number of accumulation units outstanding at      1,193,562    1,238.936   1,224,149.18  1,021,201.64  566,409.87    47,353.03
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                       13.10        11.60         9.49         9.66         $10.01       $10.00
Value at end of period                             11.06        13.10        11.60         9.49         $9.66        $10.01
Number of accumulation units outstanding at       258,142      246,337     210,919.85   163,845.38    188,314.26    70,399.46
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                       8.94         10.98        13.82         12.17        $10.45       $10.00
Value at end of period                             6.58         8.94         10.98         13.82        $12.17       $10.45
Number of accumulation units outstanding at       175,925      230,932     232,000.47   225,791.18    209,618.75    81,095.13
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                       15.85        16.24        15.32         12.45        $10.31       $10.00
Value at end of period                             12.21        15.85        16.24         15.32        $12.45       $10.31
Number of accumulation units outstanding at       616,727      624,926     583,195.94   470,150.71    384,828.79   128,683.86
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                       12.03        12.92        14.04         11.68        $10.29       $10.00
Value at end of period                             9.79         12.03        12.92         14.04        $11.68       $10.29
Number of accumulation units outstanding at       354,765      359,651     303,041.18   223,144.49    192,086.65    58,762.77
end of period
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------






------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
INVESTMENT DIVISION       (1.25)                     2002         2001       2000        1999        1998        1997
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------

MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                         12.31       13.07      13.83       11.48       $10.33      $10.00
Value at end of period                               10.69       12.31      13.07       13.83       $11.48      $10.33
Number of accumulation units outstanding at         750,901     642,056   559,268.52  478,876.63  446,496.19  141,839.79
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
MAXIM MODERATE PROFILE I
Value at beginning of period                         12.09       12.59      12.93       11.25       $10.22      $10.00
Value at end of period                               10.92       12.09      12.59       12.93       $11.25      $10.22
Number of accumulation units outstanding at         554,920     550,894   467,845.55  479,827.82  418,487.19  110,105.33
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                         11.43       11.61      11.82       11.05       $10.19      $10.00
Value at end of period                               10.69       11.43      11.61       11.82       $11.05      $10.19
Number of accumulation units outstanding at         281,887     285,065   294,535.03  309,247.32  354,140.45  53,608.55
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                         12.13       11.94      11.42       11.04       $10.32      $10.00
Value at end of period                               11.90       12.13      11.94       11.42       $11.04      $10.32
Number of accumulation units outstanding at         354,326     409,009   408,528.31  431,714.66  436,225.06  72,034.42
end of period
------------------------------------------------ -------------- --------- ----------- ----------- ----------- -----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                         11.46       13.23      14.35       11.69       10.00
Value at end of period                               10.26       11.46      13.23       14.35       11.69
Number of accumulation units outstanding at         894,447     854,392   777,969.30  490,770.66  79,502.22
end of period
------------------------------------------------ -------------- --------- ----------- -----------
ALGER AMERICAN BALANCED
Value at beginning of period                         10.57       10.91      11.36       10.00
Value at end of period                               9.15        10.57      10.91       11.36
Number of accumulation units outstanding at         601,451     598,195   505,908.25  94,918.42
end of period
------------------------------------------------ -------------- --------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                         12.13       13.15      12.19       10.00
Value at end of period                               8.44        12.13      13.15       12.19
Number of accumulation units outstanding at         813,721     857,730   865,700.73  126,221.16
end of period
------------------------------------------------ -------------- --------- ----------- -----------
MAXIM BOND INDEX
Value at beginning of period                         11.66       10.98       9.99       10.00
Value at end of period                               12.63       11.66      10.98        9.99
Number of accumulation units outstanding at         547,548     176,019   65,240.25   12,077.38
end of period
------------------------------------------------ -------------- --------- ----------- -----------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                         10.08       11.00       9.72       10.00
Value at end of period                               8.36        10.08      11.00        9.72
Number of accumulation units outstanding at         39,372       44,049   53,890.54   17,679.99
end of period
------------------------------------------------ -------------- --------- ----------- -----------








------------------------------------------------- ----------- ------------ -----------
INVESTMENT DIVISION       (1.25)                     2002        2001         2000
------------------------------------------------- ----------- ------------ -----------
                                                  ----------- ------------ -----------
AIM BLUE CHIP FUND
Value at beginning of period                         6.51        8.55        10.00
Value at end of period                               4.73        6.51         8.55
Number of accumulation units outstanding at end    292,297      423.660    290,970.96
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        13.00        11.83       10.00
Value at end of period                              12.20        13.00       11.83
Number of accumulation units outstanding at end    170,066      107,627    27,963.04
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
RS EMERGING GROWTH
Value at beginning of period                         5.41        7.53        10.00
Value at end of period                               3.19        5.41         7.53
Number of accumulation units outstanding at end    537,797      467,056    290,275.09
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
ARTISAN INTERNATIONAL
Value at beginning of period                         7.04        8.48        10.00
Value at end of period                               5.64        7.04         8.48
Number of accumulation units outstanding at end    294,453      200,036    144,380.21
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
INVESCO DYNAMICS
Value at beginning of period                         5.60        8.46        10.00
Value at end of period                               3.70        5.60         8.46
Number of accumulation units outstanding at end    597,242      532,951    341,994.64
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
JANUS TWENTY
Value at beginning of period                         4.90        7.00        10.00
Value at end of period                               3.67        4.90         7.00
Number of accumulation units outstanding at end    947,397      846,459    621,528.05
of period
------------------------------------------------- ----------- ------------ -----------
------------------------------------------------- ----------- ------------ -----------
JANUS WORLDWIDE
Value at beginning of period                         6.06        7.96        10.00
Value at end of period                               4.43        6.06         7.96
Number of accumulation units outstanding at end    622,139      584,126    408,303.89
of period
------------------------------------------------- ----------- ------------ -----------




 ------------------------------------------ ------------
 INVESTMENT DIVISION       (1.25)              2002
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 AIM SMALL-CAP GROWTH
 Value at beginning of period                  10.00
 Value at end of period                        7.42
 Number of accumulation units outstanding     12,201
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 FEDERATED CAPITAL APPRECIATION
 Value at beginning of period                  10.00
 Value at end of period                        8.12
 Number of accumulation units outstanding     92,533
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 LEGG MASON VALUE
 Value at beginning of period                  10.00
 Value at end of period                        8.42
 Number of accumulation units outstanding     95,682
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 MFS STRATEGIC GROWTH
 Value at beginning of period                  10.00
 Value at end of period                        7.93
 Number of accumulation units outstanding     16,125
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 OPPENHEIMER CAPITAL APPRECIATION
 Value at beginning of period                  10.00
 Value at end of period                        7.85
 Number of accumulation units outstanding     45,222
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------
 PIMCO TOTAL RETURN
 Value at beginning of period                  10.00
 Value at end of period                        10.66
 Number of accumulation units outstanding     298,172
 at end of period
 ------------------------------------------ ------------
 ------------------------------------------ ------------






------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2002         2001         2000          1999         1998         1997
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM MONEY MARKET
Value at beginning of period                         12.72        12.37        11.77        11.34        $10.89       $10.44
Value at end of period                               12.77        12.72        12.37        11.77         11.34       $10.89
Number of accumulation units outstanding at end     549,783      560,138    554,768.11    430,080.54   352,052.98   1,402,319.60
of period

------------ ------------
   1996         1995
------------ ------------


  $10.04       $10.00
  $10.44       $10.04
343,499.44   169,096.04


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM BOND
Value at beginning of period                         13.07        12.32        11.56        11.70        $11.08       $10.44
Value at end of period                               14.12        13.07        12.32        11.56        $11.70       $11.08
Number of accumulation units outstanding at end     735,185      828,941    837,181.60    485,260.78   271,537.15   251,460.22
of period

------------ -----------
   1996         1995
------------ -----------


  $10.11       $10.00
  $10.44       $10.11
287,152.67   197,590.07


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM STOCK INDEX
Value at beginning of period                         19.34        22.11        24.24        20.44        $16.27       $12.45
Value at end of period                               14.96        19.34        22.11        24.24        $20.44       $16.27
Number of accumulation units outstanding at end    3,308,532    3,559,785   3,707,280.13 1,877,727.40  1,470,364.97 2,328,852.18
of period

------------ ------------
    1996        1995
------------ ------------


  $10.30       $10.00
  $12.43       $10.30
2,057,207.66 937,180.75

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                         13.77        12.98        11.85        11.93        $11.23       $10.45
Value at end of period                               14.98        13.77        12.98        11.85        $11.93       $11.23
Number of accumulation units outstanding at end     487,376      429,435    369,129.68    217,847.85   151,304.43   112,314.59
of period

------------ ------------
    1996        1995
------------ ------------

  $10.15       $10.00
  $10.45       $10.15
119,989.13    39,695.16


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                         21.98        18.78        15.97        16.08        $12.14       $10.85
Value at end of period                               19.42        21.98        18.78        15.97        $16.08       $12.14
Number of accumulation units outstanding at end     544,665      589,121    574,831.38    529,521.61   470,211.38   422,167.92
of period

------------ ------------
    1996        1995
------------ ------------


  $10.34       $10.00
  $10.85       $10.34
528,556.23   194,687.27


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INDEX 600
Value at beginning of period                         17.65        16.85        15.43        13.92        $14.28       $11.92
Value at end of period                               14.82        17.65        16.85        15.43        $13.92       $14.28
Number of accumulation units outstanding at end     185,217      197,788    203,257.77    173,995.43    72,881.82   147,236.05
of period

------------ -----------
   1996        1995
------------ -----------


  $10.43       $10.00
  $11.92       $10.43
132,987.33    72,120.51

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                         13.40        15.11        15.01        11.66        $12.39       $12.27
Value at end of period                               10.88        13.40        15.11        15.01        $11.66       $12.39
Number of accumulation units outstanding at end     478,007      509,371    539,441.58    492,141.77   498,703.59   557,569.31
of period

------------ ------------
    1996        1995
------------ ------------


  $10.36       $10.00
  $12.27       $10.36
$548,157.84  290,190.44

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
FIDELITY VIP GROWTH
Value at beginning of period                         18.08        22.17        25.14        18.46        $13.36       $10.93
Value at end of period                               12.51        18.08        22.17        25.14        $18.46       $13.36
Number of accumulation units outstanding at end    1,155,035    1,223,847   1,163,198.41  727,652.01   503,651.35   588,801.03
of period

------------ -----------
   1996         1995
------------ -----------


   $9.62       $10.00
  $10.93        $9.62
463,651.69   164,201.34



------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                         19.59        19.46        17.40        16.99        $15.74       $12.34
Value at end of period                               16.87        19.59        19.46        17.40        $16.99       $15.74
Number of accumulation units outstanding at end     521,917      586,577    549,728.52    427,608.57   379,091.37   561,621.67
of period

------------ ------------
   1996         1995
------------ ------------

  $10.43       $10.00
  $12.34       $10.43
276,648.63    1,324.94


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                         22.30        19.47        15.52        16.63        $15.50       $12.24
Value at end of period                               20.71        22.30        19.47        15.52        $16.63       $15.50
Number of accumulation units outstanding at end     95,309       74,353      51,535.19    37,219.61     21,916.39    4,787.54
of period

------------ ------------
   1996         1995
------------ ------------

  $10.48       $10.00
  $12.24       $10.48
 1,652.65      164.60








------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2002         2001         2000          1999         1998         1997
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                         14.09        13.87        13.38        12.88        $12.57       $11.26
Value at end of period                               15.50        14.09        13.87        13.38        $12.88       $12.57
Number of accumulation units outstanding at end     159,601      176,528    185,615.42    132,735.46   107,193.71    84,830.69
of period

------------ ------------
   1996         1995
------------ ------------

  $10.30       $10.00
  $11.26       $10.30
 38,958.69     269.42


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO ADR
Value at beginning of period                         13.60        16.44        18.48        15.21        $13.88       $12.50
Value at end of period                               11.70        13.60        16.44        18.48        $15.21       $13.88
Number of accumulation units outstanding at end     84,497       113,759    104,087.89    70,783.74     51,071.84   149,143.92
of period


------------ ------------
   1996         1995
------------ ------------


  $10.41       $10.00
  $12.50       $10.41
 74,310.25    1,130.83


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                         21.99        28.79        33.17        18.52        $15.90       $13.52
Value at end of period                               15.04        21.99        28.79        33.17        $18.52       $15.90
Number of accumulation units outstanding at end     464,900      536,016    495,178.57    335.181.31   251,992.27   296,221.15
of period

------------ -----------
   1996         1995
------------ -----------

  $10.77       $10.00
  $13.52       $10.77
159,393.34    24,147.18


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM INVESCO BALANCED
Value at beginning of period                         14.53        16.67        17.17        14.85        $12.66       $10.14
Value at end of period                               11.95        14.53        16.67        17.17        $14.85       $12.66
Number of accumulation units outstanding at end     901,517      968,138    971,565.34    478,348.00   342,274.21   340,421.00
of period

------------
   1996
------------


  $10.00
  $10.14
 4,262.66


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM VALUE INDEX
Value at beginning of period                         12.27        14.14        13.55        12.28        $10.83       $10.00
Value at end of period                               9.55         12.27        14.14        13.55        $12.28       $10.83
Number of accumulation units outstanding at end     77,253       78,564      70,893.39    40,924.99     23,951.01    12,307.01
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM GROWTH INDEX
Value at beginning of period                         11.82        13.74        17.86        14.21        $10.45       $10.00
Value at end of period                               8.89         11.82        13.74        17.86        $14.21       $10.45
Number of accumulation units outstanding at end     254,502      264,562    229,555.59    126,500.02    66,115.58    1,779.77
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                         13.27        11.72        9.56          9.69        $10.01       $10.00
Value at end of period                               11.24        13.27        11.72         9.56         $9.69       $10.01
Number of accumulation units outstanding at end     80,248       71,311      57,078.87    32,492.98     22,333.17    9,792.14
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                         9.06         11.08        13.92        12.22        $10.46       $10.00
Value at end of period                               6.69         9.06         11.08        13.92        $12.22       $10.46
Number of accumulation units outstanding at end     43,370       57,468      38,911.05    25,804.74     18,073.50    7,818.57
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                         16.06        16.40        15.42        12.49        $10.32       $10.00
Value at end of period                               12.41        16.06        16.40        15.42        $12.49       $10.32
Number of accumulation units outstanding at end     164,759      186,267    147,864.53    93,445.15     55,481.56    12,739.10
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                         12.19        13.06        14.15        11.72        $10.30       $10.00
Value at end of period                               9.95         12.19        13.06        14.15        $11.72       $10.30
Number of accumulation units outstanding at end     166,720      165,531    126,105.69    68,648.89     39,090.58    9,576.11
of period
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------






------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
INVESTMENT DIVISION        (0.95)             2002        2001       2000        1999       1998        1997
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                 12.46       13.19       13.93      11.52      $10.34      $10.00
Value at end of period                       10.86       12.46       13.19      13.93      $11.52      $10.34
Number of accumulation units outstanding    394,948     339,921    252,330.73 163,856.44  36,452.19  53,828.37
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM MODERATE PROFILE I
Value at beginning of period                 12.24       12.70       13.00      11.28      $10.23      $10.00
Value at end of period                       11.09       12.24       12.70      13.00      $11.28      $10.23
Number of accumulation units outstanding    385,603     302,169    205,574.66 91,118.94   16,878.33  44,770.91
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                 11.53       11.67       11.85      11.04      $10.20      $10.00
Value at end of period                       10.81       11.53       11.67      11.85      $11.04      $10.20
Number of accumulation units outstanding    114,087      69,873    49,099.83  14,657.02   4,110.80   53,438.52
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                 12.37       12.14       11.58      11.15      $10.33      $10.00
Value at end of period                       12.17       12.37       12.14      11.58      $11.15      $10.33
Number of accumulation units outstanding     60,105      47,547    34,795.75  12,170.50   3,968.60   94,228.09
at end of period
------------------------------------------ ----------- ----------- ---------- -----------            -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                 13.18       17.16       20.54      12.59      $10.00
Value at end of period                        9.72       13.18       17.16      20.54      $12.59
Number of accumulation units outstanding    219,839     208,436    171,579.82 105,742.62  48,118.83
at end of period
------------------------------------------ ----------- ----------- ---------- ----------- ----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                 11.57       13.32       14.40      11.70      $10.00
Value at end of period                       10.39       11.57       13.32      14.40      $11.70
Number of accumulation units outstanding    250,602     224,771    198,939.20 84,529.68   1,792.37
at end of period
------------------------------------------ ----------- ----------- ----------             ----------
------------------------------------------ ----------- ---------- ----------- -----------
ALGER AMERICAN BALANCED
Value at beginning of period                 10.64       10.96      11.37       10.00
Value at end of period                        9.25       10.64      10.96       11.37
Number of accumulation units outstanding    135,584     125,592   109,400.16  15,039.58
at end of period
------------------------------------------ ----------- ---------- ----------- -----------
MAXIM BOND INDEX
Value at beginning of period                 11.74       11.02      10.00       10.00
Value at end of period                       12.75       11.74      11.02       10.00
Number of accumulation units outstanding    156,718     57,734    10,543.97     79.29
at end of period
------------------------------------------ ----------- ---------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                 12.21       13.20      12.20       10.00
Value at end of period                        8.52       12.21      13.20       12.20
Number of accumulation units outstanding    203,757     228,470   219,146.68  13,680.57
at end of period
------------------------------------------ ----------- ---------- ----------- -----------
------------------------------------------ ----------- ---------- ----------- -----------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                 10.15       11.04       9.73       10.00
Value at end of period                        8.44       10.15      11.04        9.73
Number of accumulation units outstanding     21,354     17,312     8,530.30    1,756.46
at end of period
------------------------------------------ ----------- ---------- ----------- -----------




------------------------------------------------ ----------- ----------- ----------
INVESTMENT DIVISION        (0.95)                   2002        2001       2000
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                       13.06       11.85       10.00
Value at end of period                             12.29       13.06       11.85
Number of accumulation units outstanding at        67,208      35,178    11,586.51
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
RS EMERGING GROWTH
Value at beginning of period                        5.43        7.54       10.00
Value at end of period                              3.22        5.43       7.54
Number of accumulation units outstanding at       114,711      98,736    58,620.46
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
ARTISAN INTERNATIONAL
Value at beginning of period                        7.08        8.49       10.00
Value at end of period                              5.69        7.08       8.49
Number of accumulation units outstanding at        58,883      48,509    25,053.26
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
INVESCO DYNAMICS
Value at beginning of period                        5.63        8.47       10.00
Value at end of period                              3.73        5.63       8.47
Number of accumulation units outstanding at       118,493     159,264    90,122.19
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
JANUS TWENTY
Value at beginning of period                        4.92        7.02       10.00
Value at end of period                              3.70        4.92       7.02
Number of accumulation units at end of period     274,501     194,263    113,873.77

------------------------------------------------ ----------- ----------- ----------
JANUS WORLDWIDE
Value at beginning of period                        6.09        7.97       0.00
Value at end of period                              4.46        6.09       7.97
Number of accumulation units outstanding at       192,992     155,095    96,439.50
end of period
------------------------------------------------ ----------- ----------- ----------
------------------------------------------------ ----------- ----------- ----------
AIM BLUE CHIP FUND
Value at beginning of period                        6.54        8.56       10.00
Value at end of period                              4.76        6.54       8.56
Number of accumulation units outstanding at        81,240      88,846    33,594.30
end of period
------------------------------------------------ ----------- ----------- ----------



--------------------------------------- ------------
INVESTMENT DIVISION        (0.95)          2002
--------------------------------------- ------------
--------------------------------------- ------------
AIM SMALL-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     7.43
Number of accumulation units at end        1,727
of period
--------------------------------------- ------------
--------------------------------------- ------------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     8.14
Number of accumulation units at end       21,813
of period
--------------------------------------- ------------
--------------------------------------- ------------
LEGG MASON VALUE
Value at beginning of period               10.00
Value at end of period                     8.43
Number of accumulation units at end       24,425
of period
--------------------------------------- ------------
--------------------------------------- ------------
MFS STRATEGIC GROWTH
Value at beginning of period               10.00
Value at end of period                     7.95
Number of accumulation units at end        3,407
of period
--------------------------------------- ------------
--------------------------------------- ------------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     7.87
Number of accumulation units at end        2,764
of period
--------------------------------------- ------------
PIMCO TOTAL RETURN
Value at beginning of period               10.00
Value at end of period                     10.67
Number of accumulation units at end       48,750
of period
--------------------------------------- ------------
--------------------------------------- ------------







---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
INVESTMENT DIVISION  (0.75)           2002         2001         2000         1999         1998         1997
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM MONEY MARKET
Value at beginning of period          12.07        11.72        11.13        10.70       $10.25       $10.00
Value at end of period                12.15        12.07        11.72        11.13       $10.70       $10.25
Number of accumulation units        1,219,314    1,450,131   1,594,293.70 2,059,542.36 1,613,050.25 11,698.04
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM BOND
Value at beginning of period          12.34        11.61        10.88        10.99       $10.38       $10.00
Value at end of period                13.36        12.34        11.61        10.88       $10.99       $10.38
Number of accumulation units         256,484      265,519    254,757.07   288,557.62   302,285.65   19,087.44
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM STOCK INDEX
Value at beginning of period          13.12        14.96        16.37        13.78       $10.95       $10.00
Value at end of period                10.16        13.12        14.96        16.37       $13.78       $10.95
Number of accumulation units        3,503,273    3,767,774   3,979,926.80 3,812,823.63 3,382,583.06 167,748.34
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period          12.94        12.17        11.09        11.14       $10.47       $10.00
Value at end of period                14.10        12.94        12.17        11.09       $11.14       $10.47
Number of accumulation units         357,996      327,141    303,867.58   350,532.03   341,859.87     739.30
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period          20.08        17.12        14.53        14.60       $11.00       $10.00
Value at end of period                17.78        20.08        17.12        14.53       $14.60       $11.00
Number of accumulation units         361,232      353,595    319,880.59   328,339.05   256,925.44    2,545.66
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM INDEX 600
Value at beginning of period          13.88        13.22        12.08        10.88       $11.14       $10.00
Value at end of period                11.68        13.88        13.22        12.08       $10.88       $11.14
Number of accumulation units         195,732      179,104    165,315.68   175,765.02   183,674.90    1,923.32
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period          10.27        11.55        11.45        8.88         $9.42       $10.00
Value at end of period                8.35         10.27        11.55        11.45        $8.88       $9.42
Number of accumulation units         191,097      194,421    174,161.75   180,091.70   122,570.24    2,087.94
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH
Value at beginning of period          14.75        18.05        20.43        14.98       $10.82       $10.00
Value at end of period                10.23        14.75        18.05        20.43       $14.98       $10.82
Number of accumulation units         948,538      945,946    914,067.65   755,950.03   593,071.00    3,446.98
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period          13.97        13.85        12.36        12.04       $11.14       $10.00
Value at end of period                12.06        13.97        13.85        12.36       $12.04       $11.14
Number of accumulation units         616,083      573,008    519,589.86   625,382.39   614,261.17    1,715.12
outstanding at end of period
---------------------------------- ------------ ------------ ------------ ------------ ------------ -----------







------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
INVESTMENT DIVISION  (0.75)                   2002        2001        2000        1999         1998       1997
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM ARIEL SMALL-CAP
VALUE
Value at beginning of period                 17.13       14.92       11.87        12.69       $11.81     $10.00
Value at end of period                       15.93       17.13       14.92        11.87       $12.69     $11.81
Number of accumulation units outstanding     63,011      40,779    30,317.16    26,816.01   24,665.53    395.12
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                 11.91       11.70       11.27        10.83       $10.55     $10.00
Value at end of period                       13.13       11.91       11.70        11.27       $10.83     $10.55
Number of accumulation units outstanding    206,726     181,118    188,987.82  189,311.10   178,619.57   140.06
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM INVESCO ADR
Value at beginning of period                  9.88       11.93       13.38        10.99       $10.01     $10.00
Value at end of period                        8.52        9.88       11.93        13.38       $10.99     $10.01
Number of accumulation units outstanding    323,340     304,754    275,937.25  280,188.56   292,162.25    7.11
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                 15.50       20.24       23.28        12.97       $11.11     $10.00
Value at end of period                       10.62       15.50       20.24        23.28       $12.97     $11.11
Number of accumulation units outstanding    428,582     430,489    456,661.36  396,589.37   334,433.76   754.64
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM INVESCO BALANCED
Value at beginning of period                 12.31       14.09       14.48        12.50       $10.63     $10.00
Value at end of period                       10.14       12.31       14.09        14.48       $12.50     $10.63
Number of accumulation units outstanding    865,323     892,212    882,523.75  684,805.52   530,510.93  1,275.72
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM VALUE INDEX
Value at beginning of period                 12.38       14.23       13.61        12.31       $10.84     $10.00
Value at end of period                        9.65       12.38       14.23        13.61       $12.31     $10.84
Number of accumulation units outstanding     99,991      99,502    97,721.78    69,752.97   41,993.96
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM GROWTH INDEX
Value at beginning of period                 11.92       13.83       17.94        14.25       $10.46     $10.00
Value at end of period                        8.99       11.92       13.83        17.94       $14.25     $10.46
Number of accumulation units outstanding    184,480     195,512    163,752.64  102,466.53   24,247.29
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                 13.39       11.80        9.61        9.72        $10.02     $10.00
Value at end of period                       11.36       13.39       11.80        9.61        $9.72      $10.02
Number of accumulation units outstanding     66,711      42,827    32,627.82    19,064.83   14,660.30
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                  9.13       11.16       13.98        12.25       $10.47     $10.00
Value at end of period                        6.76        9.13       11.16        13.98       $12.25     $10.47
Number of accumulation units outstanding     46,420      42,654    39,662.02    38,384.92   26,637.10
at end of period
------------------------------------------ ----------- ----------- ----------- ------------ ----------- ---------






----------------------------------------------- ---------- ----------- ----------- -----------
INVESTMENT DIVISION  (0.75)                       2002        2001        2000        1999
----------------------------------------------- ---------- ----------- ----------- -----------
MAXIM BOND INDEX
Value at beginning of period                      11.79      11.05       10.00       10.00
Value at end of period                            12.84      11.79       11.05       10.00
Number of accumulation units outstanding at      32,896      10,427     1,128.60     249.52
end of period
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                      12.27      13.23       12.21       10.00
Value at end of period                            8.58       12.27       13.23       12.21
Number of accumulation units outstanding at      64,663      57,979    41,598.74    4,173.07
end of period
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                      10.16      11.03        9.74       10.00
Value at end of period                            8.47       10.16       11.03        9.74
Number of accumulation units outstanding at       9,593      6,589      1,869.22    1,471.60
end of period
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
JANUS WORLDWIDE
Value at beginning of period                      6.11        7.98       10.00
Value at end of period                            4.49        6.11        7.98
Number of accumulation units outstanding at      40,551      36,445    15,875.85
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AIM BLUE CHIP FUND
Value at beginning of period                      6.56        8.57       10.00
Value at end of period                            4.79        6.56        8.57
Number of accumulation units outstanding at      17,313      26,790     6,938.89
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period                      6.70        8.50       10.00
Value at end of period                            4.69        6.70        8.50
Number of accumulation units outstanding at      14,465      7,384       106.52
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                      13.10      11.86       10.00
Value at end of period                            12.35      13.10       11.86
Number of accumulation units outstanding at      18,110      8,688      1,337.27
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                      8.59        9.45       10.00
Value at end of period                            6.88        8.59        9.45
Number of accumulation units outstanding at      22,142      2,206        ---
end of period
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
RS EMERGING GROWTH
Value at beginning of period                      5.45        7.55       10.00
Value at end of period                            3.24        5.45        7.55
Number of accumulation units outstanding at      20,154      24,378     9,391.15
end of period
-----------------------------------------------
----------------------------------------------- ---------- ----------- -----------
ARTISAN INTERNATIONAL
Value at beginning of period                      7.10        8.50       10.00
Value at end of period                            5.71        7.10        8.50
Number of accumulation units outstanding at      33,286      14,150     2,436.41
end of period
----------------------------------------------- ---------- ----------- -----------









--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
INVESTMENT DIVISION  (0.75)                           2002      2001       2000        1999         1998      1997
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                         16.20      16.51      15.49       12.53       $10.33    $10.00
Value at end of period                               12.54      16.20      16.51       15.49       $12.53    $10.33
Number of accumulation units outstanding at end     101,535    91,020    86,437.80   51,474.65   36,548.42
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                         12.29      13.14      14.21       11.75       $10.31    $10.00
Value at end of period                               10.05      12.29      13.14       14.21       $11.75    $10.31
Number of accumulation units outstanding at end     165,055    140,600   97,470.17   63,448.45   15,150.39
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                         12.58      13.29      14.00       11.55       $10.34    $10.00
Value at end of period                               10.98      12.58      13.29       14.00       $11.55    $10.34
Number of accumulation units outstanding at end     406,095    320,829   233,517.97 207.585.59   140,358.02
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM MODERATE PROFILE I
Value at beginning of period                         12.36      12.80      13.08       11.32       $10.24    $10.00
Value at end of period                               11.22      12.36      12.80       13.08       $11.32    $10.24
Number of accumulation units outstanding at end     488,310    442,197   378,015.86 347,108.62   258,990.96
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                         11.68      11.80      11.96       11.12       $10.21    $10.00
Value at end of period                               10.98      11.68      11.80       11.96       $11.12    $10.21
Number of accumulation units outstanding at end     309,067    336,687   345,938.20 383,124.12   338,437.20
of period
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                         12.40      12.15      11.56       11.11       $10.34    $10.00
Value at end of period                               12.23      12.40      12.15       11.56       $11.11    $10.34
Number of accumulation units outstanding at end     214,143    168,345   177,717.84 342,028.29   426,692.38
of period
                                                                                                             --------
--------------------------------------------------- --------- ---------- ---------- ------------ ----------- --------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                         11.15      14.49      17.31       10.65       $10.00
Value at end of period                                8.25      11.15      14.49       17.31       $10.65
Number of accumulation units outstanding at end     185,722    193,107   209,494.46 123,401.32   17,591.36
of period
--------------------------------------------------- --------- ---------- ---------- ------------ -----------
STEIN ROE BALANCED, VARIABLE SERIES
Value at beginning of period                         10.59      11.75      11.98       10.72       $10.00
Value at end of period                                9.28      10.59      11.75       11.98       $10.72
Number of accumulation units outstanding at end      10,794    12,009    8,424.85    8,242.99     4,142.27
of period
--------------------------------------------------- --------- ---------- ---------- ------------ -----------
FIDELITY VIP II
CONTRAFUND
Value at beginning of period                         11.64      13.37      14.43       11.70       $10.00
Value at end of period                               10.48      11.64      13.37       14.43       $11.70
Number of accumulation units outstanding at end      70,602    60,167    35,037.54   19,034.82     545.53
of period
--------------------------------------------------- --------- ---------- ---------- ------------ -----------
ALGER AMERICAN BALANCED
Value at beginning of period                         10.69      10.98      11.38       10.00
Value at end of period                                9.31      10.69      10.98       11.38
Number of accumulation units outstanding at end      30,271    25,750    12,856.34   3,327.96
of period
--------------------------------------------------- --------- ---------- ---------- ------------







----------------------------------------------- ---------- ----------- -----------
INVESTMENT DIVISION  (0.75)                       2002        2001        2000
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
INVESCO DYNAMICS
Value at beginning of period                      5.64        8.48       10.00
Value at end of period                            3.75        5.64        8.48
Number of accumulation units outstanding at      53,272      34,718    13,292.47
end of period
----------------------------------------------- ---------- ----------- -----------
JANUS FUND
Value at beginning of period                      6.28        8.57       10.00
Value at end of period                            4.52        6.28        8.57
Number of accumulation units at end of period    60,777      15,053      39.50
-----------------------------------------------
----------------------------------------------- ---------- ----------- -----------
JANUS TWENTY
Value at beginning of period                      4.93        7.02       10.00
Value at end of period                            3.72        4.93        7.02
Number of accumulation units at end of period    50,147      49,241    36,576.13
----------------------------------------------- ---------- ----------- -----------
----------------------------------------------- ---------- ----------- -----------
AIM SMALL-CAP GROWTH
Value at beginning of period                      10.00
Value at end of period                            7.44
Number of accumulation units at end of period     2,324
----------------------------------------------- ----------
----------------------------------------------- ----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                      10.00
Value at end of period                            8.15
Number of accumulation units at end of period     8,831
----------------------------------------------- ----------
----------------------------------------------- ----------
LEGG MASON VALUE
Value at beginning of period                      10.00
Value at end of period                            8.44
Number of accumulation units at end of period     1,801
----------------------------------------------- ----------
----------------------------------------------- ----------
MFS STRATEGIC GROWTH
Value at beginning of period                      10.00
Value at end of period                            7.96
Number of accumulation units at end of period     1,105
----------------------------------------------- ----------
----------------------------------------------- ----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                      10.00
Value at end of period                            7.88
Number of accumulation units at end of period     2,436
----------------------------------------------- ----------
----------------------------------------------- ----------
PIMCO TOTAL RETURN
Value at beginning of period                      10.00
Value at end of period                            10.68
Number of accumulation units at end of period    13,490
----------------------------------------------- ----------






  ------------------------------------------------- ----------- ------- ---------
  INVESTMENT DIVISION        (0.65)                    2002      2001     2000
  ------------------------------------------------- ----------- ------- ---------

  MAXIM MONEY MARKET
  Value at beginning of period                        10.65     10.35    10.00
  Value at end of period                              10.75     10.65    10.35
  Number of accumulation units outstanding at end      417        85     85.30
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM BOND
  Value at beginning of period                        11.30     10.62    10.00
  Value at end of period                              12.24     11.30    10.62
  Number of accumulation units outstanding at end     1,094     1,094   1,093.61
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM STOCK INDEX
  Value at beginning of period                         8.07      9.19    10.00
  Value at end of period                               6.26      8.07     9.19
  Number of accumulation units outstanding at end     4,001     4,393   8,977.40
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM U.S. GOVERNMENT SECURITIES
  Value at beginning of period                        11.69     10.99    10.00
  Value at end of period                              12.75     11.69    10.99
  Number of accumulation units outstanding at end      357       357     357.38
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM ARIEL MID-CAP VALUE
  Value at beginning of period                        14.09     12.00    10.00
  Value at end of period                              12.49     14.09    12.00
  Number of accumulation units outstanding at end      545       545     902.72
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM INDEX 600
  Value at beginning of period                        11.22     10.67    10.00
  Value at end of period                               9.45     11.22    10.67
  Number of accumulation units outstanding at end      841       841    1,054.41
  of period
  ------------------------------------------------- ----------- ------- ---------
  MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
  Value at beginning of period                         9.01     10.13    10.00
  Value at end of period                               7.34      9.01    10.13
  Number of accumulation units outstanding at end     1,571     1,525   1,957.79
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  FIDELITY VIP GROWTH
  Value at beginning of period                         7.28      8.90    10.00
  Value at end of period                               5.06      7.28     8.90
  Number of accumulation units outstanding at end     3,307     3,321   4,540.67
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM T. ROWE PRICE EQUITY/INCOME
  Value at beginning of period                        11.03     10.92    10.00
  Value at end of period                               9.53     11.03    10.92
  Number of accumulation units outstanding at end     1,534     1,550   1,644.45
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM ARIEL SMALL-CAP VALUE
  Value at beginning of period                        14.42     12.55    10.00
  Value at end of period                              13.43     14.42    12.55
  Number of accumulation units outstanding at end     1,413     1,413   1,441.16
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  INVESTMENT DIVISION        (0.65)                    2002      2001     2000
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM LOOMIS SAYLES BOND
  Value at beginning of period                        10.57     10.37    10.00
  Value at end of period                              11.67     10.57    10.37
  Number of accumulation units outstanding at end      212       228     228.23
  of period
  ------------------------------------------------- ----------- ------- ---------
  ------------------------------------------------- ----------- ------- ---------
  MAXIM LOOMIS SAYLES SMALL-CAP VALUE
  Value at beginning of period                        12.87     11.33    10.00
  Value at end of period                              10.93     12.87    11.33
  Number of accumulation units outstanding at end      128       128     128.36
  of period
  ------------------------------------------------- ----------- ------- ---------



----------------------------------------------- ---------- ------- -----------
INVESTMENT DIVISION        (0.65)                 2002      2001      2000

----------------------------------------------- ---------- ------- -----------
MAXIM INVESCO ADR
Value at beginning of period                      8.04      9.69     10.00
Value at end of period                            6.94      8.04      9.69
Number of accumulation units outstanding at       1,331    1,340    1,844.47
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                      7.27      9.49     10.00
Value at end of period                            4.99      7.27      9.49
Number of accumulation units outstanding at       3,820    3,856    4,206.33
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM INVESCO BALANCED
Value at beginning of period                      8.60      9.84     10.00
Value at end of period                            7.09      8.60      9.84
Number of accumulation units outstanding at       1,345    1,382    5,028.82
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM VALUE INDEX
Value at beginning of period                      8.99     10.33     10.00
Value at end of period                            7.02      8.99     10.33
Number of accumulation units outstanding at        114      114      113.85
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM GROWTH INDEX
Value at beginning of period                      6.90      7.98     10.00
Value at end of period                            5.20      6.90      7.98
Number of accumulation units outstanding at        33        33      32.68
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                      10.07    10.25     10.00
Value at end of period                            7.80     10.07     10.25
Number of accumulation units outstanding at        615      615      615.21
end of period
----------------------------------------------- ---------- ------- -----------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                      9.18      9.80     10.00
Value at end of period                            7.51      9.18      9.80
Number of accumulation units outstanding at        176      176      346.13
end of period
----------------------------------------------- ---------- ------- -----------
----------------------------------------------- ---------- ------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                      9.34      9.86     10.00
Value at end of period                            8.17      9.34      9.86
Number of accumulation units outstanding at        61        61     1,668,21
end of period
----------------------------------------------- ---------- ------- -----------
----------------------------------------------- ---------- ------- -----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                      8.33      9.57     10.00
Value at end of period                            7.50      8.33      9.57
Number of accumulation units outstanding at        134      134      133.86
end of period
----------------------------------------------- ---------- ------- -----------
----------------------------------------------- ---------- ------- -----------






------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
INVESTMENT DIVISION  (0.55)                               2002       2001        2000        1999       1998        1997
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM MONEY MARKET
Value at beginning of period                             12.42       12.04      11.41       10.95      $10.47      $10.00
Value at end of period                                   12.53       12.42      12.04       11.41      $10.95      $10.47
Number of accumulation units outstanding at end of      536,548     634,168   620,762.79  708,987.52  719,236.73 875,612.10
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM BOND
Value at beginning of period                             12.57       11.80      11.03       11.12      $10.48      $10.00
Value at end of period                                   13.63       12.57      11.80       11.03      $11.12      $10.48
Number of accumulation units outstanding at end of      119,702     128,160   89,447.06   88,672.41   7,489.11    3,958.65
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM STOCK INDEX
Value at beginning of period                             15.88       18.08      19.74       16.58      $13.15      $10.00
Value at end of period                                   12.33       15.88      18.08       19.74      $16.58      $13.15
Number of accumulation units outstanding at end of      785,241     848,996   656,870.48  610,676.95  106,369.29 94,900.40
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                             13.23       12.42      11.30       11.33       10.62      $10.00
Value at end of period                                   14.45       13.23      12.42       11.30       11.33      $10.62
Number of accumulation units outstanding at end of       50,914     51,447    20,389.60   19,724.89   13,389.95   3,531.32
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                             20.67       17.59      14.90       14.94      $11.23      $10.00
Value at end of period                                   18.34       20.67      17.59       14.90      $14.94      $11.23
Number of accumulation units outstanding at end of      100,994     82,325    53,330.80   58,898.13   39,615.48  34,374.34
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM INDEX 600
Value at beginning of period                             15.11       14.36      13.10       11.78      $12.03      $10.00
Value at end of period                                   12.74       15.11      14.36       13.10      $11.78      $12.03
Number of accumulation units outstanding at end of        436       35,797    23,270.47   22,323.57   22,273.21  20,427.36
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                             11.14       12.51      12.38        9.58      $10.14      $10.00
Value at end of period                                    9.09       11.14      12.51       12.38       $9.58      $10.14
Number of accumulation units outstanding at end of       70,258     78,124    61,199.98   57,822.77   32,162.34  39,222.20
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
FIDELITY VIP GROWTH
Value at beginning of period                             16.88       20.62      23.29       17.04      $12.28      $10.00
Value at end of period                                   11.73       16.88      20.62       23.29      $17.04      $12.28
Number of accumulation units outstanding at end of      274,724     312,757   272,931.05  279,463.28  157,481.96 157,223.90
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                             16.20       16.02      14.27       13.88      $12.81      $10.00
Value at end of period                                   14.01       16.20      16.02       14.27      $13.88      $12.81
Number of accumulation units outstanding at end of      144,671     129,359   103,224.91  132,978.09  119,756.04 136.599.23
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                             12.76       12.51      12.03       11/53      $11.21      $10.00
Value at end of period                                   14.10       12.76      12.51       12.03      $11.53      $11.21
Number of accumulation units outstanding at end of       26,821     20,820    12,457.72   11,524.60   10,107.63  10,505.76
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM INVESCO ADR
Value at beginning of period                             11.10       13.37      14.96       12.26      $11.15      $10.00
Value at end of period                                    9.58       11.10      13.37       14.96      $12.26      $11.15
Number of accumulation units outstanding at end of       52,686     30,391    25,346.90   29,709.85   29,294.88  34,886.43
period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------







--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
INVESTMENT DIVISION  (0.55)                             2002        2001         2000         1999       1998        1997
---------------------------------------------------
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                          18.59        16.16         12.83       13.69      $12.72      $10.00
Value at end of period                                17.32        18.59         16.16       12.83      $13.69      $12.72
Number of accumulation units outstanding at end       27,796       25,012      12,922.77    7,616.79   4,136.54    5,933.43
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                          16.59        21.63         24.83       13.81      $11.80      $10.00
Value at end of period                                11.39        16.59         21.63       24.83      $13.81      $11.80
Number of accumulation units outstanding at end      127,029      150,777     128,855.07   117,175.80  85,293.71  110,005.54
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM INVESCO BALANCED
Value at beginning of period                          14.62        16.70         17.13       14.76      $12.53      $10.00
Value at end of period                                12.06        14.62         16.70       17.13      $14.76      $12.53
Number of accumulation units outstanding at end      136,668      127,232     122,653.19   90,591.72   13,049.81   14,831.94
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM VALUE INDEX
Value at beginning of period                          12.49        14.33         13.67       12.34      $10.84      $10.00
Value at end of period                                 9.75        12.49         14.33       13.67      $12.34      $10.84
Number of accumulation units outstanding at end       19,398       16,151      13,276.71   13,235.05   8,915.02
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM GROWTH INDEX
Value at beginning of period                          12.03        13.92         18.03       14.29      $10.46      $10.00
Value at end of period                                 9.08        12.03         13.92       18.03      $14.29      $10.46
Number of accumulation units outstanding at end       38,859       43,261      35,984.89   43,961.50   6,496.27    1,592.27
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                          13.50        11.88         9.65         9.74      $10.03      $10.00
Value at end of period                                11.48        13.50         11.88        9.65       $9.74      $10.03
Number of accumulation units outstanding at end       12,585       16,358      16,730.71    8,763.18   5,260.61    1,448.50
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                           9.21        11.23         14.05       12.28      $10.48      $10.00
Value at end of period                                 6.83         9.21         11.23       14.05      $12.28      $10.48
Number of accumulation units outstanding at end       14,457       16,899      21,679.15   21,762.04   5,053.76    1,908.53
of period
--------------------------------------------------- ----------- ------------- ------------ ----------- ---------- ------------
---------------------------------------------------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                          10.25        11.10         9.74        10.00
Value at end of period                                 8.55        10.25         11.10        9.74
Number of accumulation units outstanding at end        311         7,012       5,138.56      270.05
of period
--------------------------------------------------- ----------- ------------- ------------ -----------
--------------------------------------------------- ----------- ------------- ------------ -----------
MAXIM BOND INDEX
Value at beginning of period                          11.84        11.08         10.01       10.00
Value at end of period                                12.92        11.84         11.08       10.01
Number of accumulation units outstanding at end       8,651        1,633         38.77        0.50
of period
--------------------------------------------------- ----------- ------------- ------------ -----------
--------------------------------------------------- ----------- ------------- ------------ -----------
AIM BLUE CHIP FUND
Value at beginning of period                           6.58         8.58         10.00
Value at end of period                                 4.81         6.58         8.58
Number of accumulation units outstanding at end       23,175       24,965      5,048.31
of period
--------------------------------------------------- ----------- ------------- ------------
--------------------------------------------------- ----------- ------------- ------------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                          13.14        11.87         10.00
Value at end of period                                12.42        13.14         11.87
Number of accumulation units outstanding at end       13,045       14,329        7.61
of period
--------------------------------------------------- ----------- ------------- ------------
--------------------------------------------------- ----------- ------------- ------------
RS EMERGING GROWTH
Value at beginning of period                           5.47         7.56         10.00
Value at end of period                                 3.25         5.47         7.56
Number of accumulation units outstanding at end       38,037       23,734      2,705.56
of period
--------------------------------------------------- ----------- ------------- ------------






----------------------------------------- --------- -------- ---------- ----------- --------- -------------
INVESTMENT DIVISION  (0.55)                 2002     2001      2000        1999       1998        1997
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period               16.34     16.62     15.56      12.56      $10.33      $10.00
Value at end of period                     12.68     16.34     16.62      15.56      $12.56      $10.33
Number of accumulation units               26,316   28,999   23,285.28  13,098.81   3,908.23    1,741.25
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period               12.69     13.37     14.06      11.58      $10.35      $10.00
Value at end of period                     11.10     12.69     13.37      14.06      $11.58      $10.35
Number of accumulation units               36,264   11,199   9,336.00    9,781.57   4,302.17    2,109.96
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM MODERATE PROFILE I
Value at beginning of period               12.47     12.89     13.14      11.35      $10.24      $10.00
Value at end of period                     11.34     12.47     12.89      13.14      $11.35      $10.24
Number of accumulation units               23,568   11,706   8,601.84    6,109.16   2,619.56    2,249.51
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period               11.77     11.88     12.01      11.15      $10.21      $10.00
Value at end of period                     11.08     11.77     11.88      12.01      $11.15      $10.21
Number of accumulation units               17,425    6,188   5,105.21    2,199.42
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period               12.51     12.23     11.61      11.14      $10.34      $10.00
Value at end of period                     12.35     12.51     12.23      11.61      $11.14      $10.34
Number of accumulation units               5,105     5,762   3,983.71    1,880.81    104.91
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period               12.41     13.23     14.28      11.79      $10.31      $10.00
Value at end of period                     10.16     12.41     13.23      14.28      $11.79      $10.31
Number of accumulation units               47,183   29,171   24,789.73  25,571.23   3,713.98     594.16
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
----------------------------------------- --------- -------- ---------- ----------- --------- -------------
FIDELITY VIP II CONTRAFUND
Value at beginning of period               11.72     13.43     14.46      11.70      $10.00
Value at end of period                     10.56     11.72     13.43      14.46      $11.70
Number of accumulation units               37,904   35,737   18,743.50  24,132.61
outstanding at end of period
----------------------------------------- --------- -------- ---------- ----------- ---------
ALGER AMERICAN BALANCED
Value at beginning of period               10.74     11.01     11.39      10.00
Value at end of period                      9.37     10.74     11.01      11.39
Number of accumulation units               6,592    10,322   5,064.04    3,334.40
outstanding at end of period
----------------------------------------- --------- -------- ---------- -----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period               12.33     13.26     12.21      10.00
Value at end of period                      8.64     12.33     13.26      12.21
Number of accumulation units               30,204   50,488   50,676.45   2,819.93
outstanding at end of period
----------------------------------------- --------- -------- ---------- -----------







---------------------------------------------- ---------- -------- ----------
INVESTMENT DIVISION  (0.55)                      2002      2001      2000
---------------------------------------------- ---------- -------- ----------
----------------------------------------------
ARTISAN INTERNATIONAL
Value at beginning of period                     7.12      8.51      10.00
Value at end of period                           5.74      7.12      8.51
Number of accumulation units outstanding at      7,588     5,267   1,005.81
end of period
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
INVESCO DYNAMICS
Value at beginning of period                     5.66      8.49      10.00
Value at end of period                           3.77      5.66      8.49
Number of accumulation units outstanding at     21,751    17,556   17,153.05
end of period
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
JANUS TWENTY
Value at beginning of period                     4.95      7.03      10.00
Value at end of period                           3.74      4.95      7.03
Number of accumulation units at end of period   31,903    50,805   40,607.78
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
JANUS WORLDWIDE
Value at beginning of period                     6.13      7.99      10.00
Value at end of period                           4.51      6.13      7.99
Number of accumulation units outstanding at     39,683    45,126   33,577.02
end of period
---------------------------------------------- ---------- -------- ----------
---------------------------------------------- ---------- -------- ----------
AIM SMALL-CAP GROWTH
Value at beginning of period                     10.00
Value at end of period                           7.45
Number of accumulation units at end of period    2,247
---------------------------------------------- ----------
---------------------------------------------- ----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                     10.00
Value at end of period                           8.16
Number of accumulation units at end of period    3,191
---------------------------------------------- ----------
---------------------------------------------- ----------
LEGG MASON VALUE
Value at beginning of period                     10.00
Value at end of period                           8.45
Number of accumulation units at end of period    7,293
---------------------------------------------- ----------
---------------------------------------------- ----------
MFS STRATEGIC GROWTH
Value at beginning of period                     10.00
Value at end of period                           7.97
Number of accumulation units at end of period    2,902
---------------------------------------------- ----------
---------------------------------------------- ----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                     10.00
Value at end of period                           7.89
Number of accumulation units at end of period     776
---------------------------------------------- ----------
---------------------------------------------- ----------
PIMCO TOTAL RETURN
Value at beginning of period                     10.00
Value at end of period                           10.69
Number of accumulation units at end of period   12,051
---------------------------------------------- ----------







----------------------------------------------- ---------- ----------- ----------- ------------ -----------
INVESTMENT DIVISION  (0.00)                       2002        2001        2000        1999         1998
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM MONEY MARKET
Value at beginning of period                      11.86      11.43       10.78        10.28       $10.00
Value at end of period                            12.02      11.86       11.43        10.78       $10.28
Number of accumulation units outstanding at      28,216      25,020    28,693.39    64,181.93   80,123.80
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM BOND
Value at beginning of period                      11.88      11.09       10.31        10.34       $10.00
Value at end of period                            12.95      11.88       11.09        10.31       $10.34
Number of accumulation units outstanding at      16,491      20,807    22,907.88    32,935.95   19,021.64
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM STOCK INDEX
Value at beginning of period                      10.80      12.23       13.28        11.09       $10.00
Value at end of period                            8.43       10.80       12.23        13.28       $11.09
Number of accumulation units outstanding at      480,385    525,365    554,803.94  560,272.75   444,254.02
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                      12.39      11.57       10.46        10.43       $10.00
Value at end of period                            13.60      12.39       11.57        10.46       $10.43
Number of accumulation units outstanding at      62,801      58,415    51,242.81    55,109.13    6,374.10
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                      16.96      14.35       12.09        12.06       $10.00
Value at end of period                            15.14      16.96       14.35        12.09       $12.06
Number of accumulation units outstanding at      39,766      41,705    43,484.08    58,732.02   39,226.80
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM INDEX 600
Value at beginning of period                      12.37      11.70       10.61        9.48        $10.00
Value at end of period                            10.49      12.37       11.70        10.61       $9.48
Number of accumulation units outstanding at      10,490      11,525    13,796.44    14,500.50   11,591.13
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY
Value at beginning of period                      10.33      11.53       11.35        8.73        $10.00
Value at end of period                            8.47       10.33       11.53        11.35       $8.73
Number of accumulation units outstanding at      43,311      41,110    37,034.10    31,627.04   28,867.69
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
FIDELITY VIP GROWTH
Value at beginning of period                      12.27      14.90       16.74        12.18       $10.00
Value at end of period                            8.58       12.27       14.90        16.74       $12.18
Number of accumulation units outstanding at      64,250      65,066    71,676.33    82,726.28   56,691.14
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
----------------------------------------------- ---------- ----------- ----------- ------------ -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                      12.06      11.87       10.51        10.17       $10.00
Value at end of period                            10.49      12.06       11.87        10.51       $10.17
Number of accumulation units outstanding at      71,756      74,636    75,115.23   104,951.02   114,503.07
end of period
----------------------------------------------- ---------- ----------- ----------- ------------ -----------







--------------------------------------------- ----------- ----------- ----------- ----------- -----------
INVESTMENT DIVISION  (0.00)                      2002        2001        2000        1999        1998
---------------------------------------------
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                    16.24       16.42       15.30       12.28       $10.00
Value at end of period                          12.67       16.24       16.42       15.30       $12.28
Number of accumulation units outstanding at   1,468,272   1,105,320   790,764.55  450,551.56  176,746.72
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                    15.01       12.97       10.24       10.87       $10.00
Value at end of period                          14.06       15.01       12.97       10.24       $10.87
Number of accumulation units outstanding at   1,040,392    682,781    431,552.88  257,904.70  117,016.71
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                    11.57       11.28       10.79       10.29       $10.00
Value at end of period                          12.85       11.57       11.28       10.79       $10.29
Number of accumulation units outstanding at    163,556     104,057    76,001.05   69,826.06   49,103.31
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO ADR
Value at beginning of period                     8.97       10.74       11.96        9.75       $10.00
Value at end of period                           7.79        8.97       10.74       11.96       $9.75
Number of accumulation units outstanding at     13,152      11,069    12,896.48   10,506.29    5,065.09
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO SMALL-CAP GROWTH
Value at beginning of period                    13.49       17.49       19.96       11.04       $10.00
Value at end of period                           9.31       13.49       17.49       19.96       $11.04
Number of accumulation units outstanding at     36,329      35,923    38,509.61   41,361.84   31,102.91
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO BALANCED
Value at beginning of period                    11.92       13.55       13.82       11.84       $10.00
Value at end of period                           9.90       11.92       13.55       13.82       $11.84
Number of accumulation units outstanding at    869,969     762,833    620,702.16  457,632.00  206,749.57
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM VALUE INDEX
Value at beginning of period                    10.54       12.03       11.42       10.26       $10.00
Value at end of period                           8.28       10.54       12.03       11.42       $10.26
Number of accumulation units outstanding at     9,971       8,193     10,439.22    7,980.97    2,711.68
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM GROWTH
INDEX
Value at beginning of period                    10.16       11.70       15.06       11.87       $10.00
Value at end of period                           7.72       10.16       11.70       15.06       $11.87
Number of accumulation units outstanding at     9,218       8.135      8,360.45    7,108.09     602.66
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------- ----------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                    13.49       11.80        9.53        9.58       $10.00
Value at end of period                          11.53       13.49       11.80        9.53       $9.58
Number of accumulation units outstanding at     4,194       2,361      1,778.21    2,176.29    9,120.17
end of period
--------------------------------------------- ----------- ----------- ----------- ----------- -----------






------------------------------------------------ ------------ ----------- ------------ ------------- -----------
INVESTMENT DIVISION  (0.00)                         2002         2001        2000          1999         1998
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                        8.01         9.71        12.08        10.50        $10.00
Value at end of period                              5.98         8.01        9.71         12.08        $10.50
Number of accumulation units outstanding at         2,953       2,698      2,512.18      3,248.53     1,779.20
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM AGGRESSIVE PROFILE I
Value at beginning of period                        12.30       13.05        14.01        11.50        $10.00
Value at end of period                              10.13       12.30        13.05        14.01        $11.50
Number of accumulation units outstanding at       2,695,952   2,053,814   1,524,725.90  980,948.29   411,766.69
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I
Value at beginning of period                        12.53       13.13        13.73        11.25        $10.00
Value at end of period                              11.02       12.53        13.13        13.73        $11.25
Number of accumulation units outstanding at       5,784,543   4,199,046   2,956,697.36 1,804,051.78  697,144.75
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM MODERATE PROFILE I
Value at beginning of period                        12.43       12.78        12.96        11.13        $10.00
Value at end of period                              11.37       12.43        12.78        12.96        $11.13
Number of accumulation units outstanding at       4,015,222   2,784,761   1,899,302.27 1,219,880.72  419,765.72
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                        11.77       11.80        11.87        10.95        $10.00
Value at end of period                              11.14       11.77        11.80        11.87        $10.95
Number of accumulation units outstanding at       1,399,483    907,841    669,293.04    443,954.25   177,087.47
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        12.34       11.99        11.33        10.80        $10.00
Value at end of period                              12.25       12.34        11.99        11.33        $10.80
Number of accumulation units outstanding at       1,317,240   1,020,296   820,263.26    704,508.34   542,021.82
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
FIDELITY VIP II CONTRAFUND
Value at beginning of period                        11.92       13.59        14.55        11.71        $10.00
Value at end of period                              10.81       11.92        13.59        14.55        $11.71
Number of accumulation units outstanding at         1,165        647        591.75       1,704.69        -
end of period
------------------------------------------------ ------------ ----------- ------------ ------------- -----------
------------------------------------------------                                                     -----------
ALGER AMERICAN BALANCED
Value at beginning of period                        10.87       11.09        11.41        10.00
Value at end of period                              9.53        10.87        11.09        11.41
Number of accumulation units outstanding at          347          73          ---          ---
end of period
------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------ ------------ ----------- ------------ -------------
MAXIM BOND INDEX
Value at beginning of period                        12.00       11.16        10.03        10.00
Value at end of period                              13.16       12.00        11.16        10.03
Number of accumulation units outstanding at         4,277       1,774         ---          ---
end of period
------------------------------------------------ ------------ ----------- ------------ -------------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        12.49       13.36        12.24        10.00
Value at end of period                              8.80        12.49        13.36        12.24
Number of accumulation units outstanding at         1,755       5,675      6,106.52      4,468.96
end of period
------------------------------------------------ ------------ ----------- ------------ -------------






--------------------------------------------- --------- ---------- --------- ---------
INVESTMENT DIVISION  (0.00)                     2002      2001       2000      1999
--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
PIONEER EQUITY-INCOME VCT
Value at beginning of period                   10.41      11.21      9.76     10.00
Value at end of period                          8.72      10.41     11.21      9.76
Number of accumulation units outstanding at     134         3        ---       ---
end of period
--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
AIM BLUE CHIP FUND
Value at beginning of period                    6.63      8.61.     10.00
Value at end of period                          4.88      6.63       8.61
Number of accumulation units outstanding at    2,575      1,870     29.74
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                   13.25      11.91     10.00
Value at end of period                         12.59      13.25     11.91
Number of accumulation units outstanding at    4,757       869       ---
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
RS EMERGING GROWTH
Value at beginning of period                    5.51      7.58      10.00
Value at end of period                          3.30      5.51       7.58
Number of accumulation units outstanding at    5,320      1,737    2,705.97
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
ARTISAN INTERNATIONAL
Value at beginning of period                    7.18      8.54      10.00
Value at end of period                          5.83      7.18       8.54
Number of accumulation units outstanding at     244        15       15.37
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
INVESCO DYNAMICS
Value at beginning of period                    5.71      8.51      10.00
Value at end of period                          3.82      5.71       8.51
Number of accumulation units outstanding at    7,398      3,160     13.77
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
JANUS TWENTY
Value at beginning of period                    5.00      7.05      10.00
Value at end of period                          3.80      5.00       7.05
Number of accumulation units outstanding at    46,538     5,572     74.13
end of period
--------------------------------------------- --------- ---------- ---------
--------------------------------------------- --------- ---------- ---------
JANUS WORLDWIDE
Value at beginning of period                    6.18      8.02      10.00
Value at end of period                          4.57      6.18       8.02
Number of accumulation units outstanding at    7,008      3,068     68.81
end of period
--------------------------------------------- --------- ---------- ---------




------------------------------------------- -----------
INVESTMENT DIVISION  (0.00)                    2002
------------------------------------------- -----------
------------------------------------------- -----------
AIM SMALL-CAP GROWTH
Value at beginning of period                  10.00
Value at end of period                         7.48
Number of accumulation units outstanding       263
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                  10.00
Value at end of period                         8.09
Number of accumulation units outstanding       374
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                  10.00
Value at end of period                         8.19
Number of accumulation units outstanding      14,740
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
LEGG MASON VALUE
Value at beginning of period                  10.00
Value at end of period                         8.50
Number of accumulation units outsanding         9
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
MFS STRATEGIC GROWTH
Value at beginning of period                  10.00
Value at end of period                         8.00
Number of accumulation units outstanding       104
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                  10.00
Value at end of period                         7.91
Number of accumulation units outstanding        1
at end of period
------------------------------------------- -----------
------------------------------------------- -----------
PIMCO TOTAL RETURN
Value at beginning of period                  10.00
Value at end of period                        10.73
Number of accumulation units outstanding       224
at end of period
------------------------------------------- -----------
------------------------------------------- -----------

              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b)is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c)is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
   Policyholder's Contract.

         The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

         The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.